Acquisition of Piranema Spirit - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2011 Piranema Spirit [Member]	Dec. 31, 2011 Piranema Spirit [Member]	Nov. 30, 2011 Piranema Spirit [Member]	Nov. 30, 2011 Piranema Spirit [Member] Maximum [Member] Option
Business Acquisition [Line Items]
Percentage of shares acquired in Piranema production AS from Seven Marine ASA			49.00%	100.00%		100.00%
Total purchase price paid in cash	$ 286,645		$ 60,683	$ 164,290		$ 164,290
Issued common units				7.1		7.1
Number of one-year extension options associated with long-term charter							11
Piranema revenue	930,739	901,227	840,982		4,800
Piranema contribution to net income	$ 71,915	$ 123,015	$ (96,871)		$ 1,500